Long-Term Debt (Details Narrative) - USD ($)		12 Months Ended
	Nov. 12, 2025	Dec. 31, 2025
Short-Term Debt [Line Items]
Repaid term and equipment notes	$ 1,368,732
Debt instrument face value	$ 1,268,732
Interest rate percentage	6.953%	3.00%
Debt Instrument, Maturity Date		Oct. 31, 2028
M&T Bank Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt instrument face value	$ 1,268,732